5. EQUITY TRANSACTIONS (Details - RSU's outstanding) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Mar. 31, 2017 shares
RSU's vested	46,125
RSU's expected to vest	507,375
Total RSU's outstanding	553,500